Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of future minimum rental payments
The following is a schedule of future minimum rental payments as of September 30, 2021, under Company’s sub-lease
for the properties located in Los Angeles, California signed with PCJW (in thousands):

Year	Related-Party Commitment
2021 (remaining)	$80
2022	335
2023	339
2024	295
2025	309
Thereafter	—

Total minimum lease payments	$1,358

Less: imputed interest	(239)

Total lease liabilities	$1,119

The following is a schedule of future minimum rental payments as of December 31, 2020, under the Company’s sub-lease
for the properties located in Los Angeles, California signed with PCJW, the entity controlled by the Company’s founders (in thousands):

Year	Related-Party Commitment
2021	$320
2022	335
2023	339
2024	295
2025	309
Thereafter	—

Total minimum lease payments	$1,598

Less: imputed interest	(329)

Total lease liabilities	$1,269